UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.


1.	Name and address of issuer:

	WPG Tudor Fund
     	909 Third Avenue
     	New York, NY 10022


2.	The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X


3.	Investment Company Act File Number:

811-01745


	Securities Act File Number:

002-30465

4(a).	Last day of fiscal year for which this Form is filed:

            December 31, 2004


4(b).	__ Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note:	If the Form is being filed late, interest must be paid
on the registration fee due.

4(c).	__ Check box if this is the last time the issuer will
be filing this Form.


5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f): $   7,495,975

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:  $   12,368,622

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
		payable to the Commission:         $ 249,730,288

	(iv)	Total available redemption credits (add Items
		5(ii) and 5(iii): $ 262,098,910

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:   $    N/A

	(vi)	Redemption credits available for use in future
		years - if Item 5(i) is less than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	$ (254,602,935)

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):  x.0001177

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):	$     0


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
	Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
	securities (number of shares or other units) deducted here:
	0

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then
	state that number here:	$    1,061,363


7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's  fiscal year (see instruction
	D):                         +$	N/A

8.	Total of the amount of the registration fee due plus any
	interest due[line5 (viii) plus line7]:  =$     0

9.	Date the registration fee and any interest payment was sent
	to the Commission's lockbox depository:


		Method of Delivery:

			__	Wire Transfer
			__	Mail or other means



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*	/s/ Joseph J. Reardon,
				CCO________________
       				Joseph J. Reardon
       				Chief Compliance Officer



Date	March 30, 2005
*Please print the name and title of the signing officer below the signature.

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